Employee Benefits	3 Months Ended
Jan. 31, 2020
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Employee Benefits

NOTE 15:  EMPLOYEE BENEFITS

The following table summarizes expenses for the Bank's principal pension and non-pension post-retirement defined benefit plans and the Bank's significant other defined benefit pension and retirement plans, for the three months ended January 31.

Defined Benefit Plan Expenses
(millions of Canadian dollars)	Principal pension plans		Principal non-pension post-retirement benefit plan		Other pension and retirement plans[1]
	For the three months ended
	Jan. 31 2020	Jan. 31 2019	Jan. 31 2020	Jan. 31 2019	Jan. 31 2020	Jan. 31 2019
Net employee benefit expenses
Service cost – benefits earned	$117	$81	$4	$4	$2	$2
Net interest cost on net defined benefit liability	4	(3)	5	5	7	8
Defined benefit administrative expenses	2	3	–	–	1	2
Total	$123	$81	$9	$9	$10	$12

[1]

Includes Canada Trust defined benefit pension plan, TD Banknorth defined benefit pension plan, TD Auto Finance retirement plans, and supplemental employee retirement plans. Other employee benefit plans operated by the Bank and certain of its subsidiaries are not considered material for disclosure purposes. The TD Banknorth defined benefit pension plan was frozen as of December 31, 2008, and no service credits can be earned after that date. Certain TD Auto Finance defined benefit pension plans were frozen as of April 1, 2012, and no service credits can be earned after March 31, 2012.

The following table summarizes expenses for the Bank's defined contribution plans for the three months ended January 31.

Defined Contribution Plan Expenses
(millions of Canadian dollars)	For the three months ended
	January 31 2020	January 31 2019
Defined contribution pension plans[1]	$44	$40
Government pension plans[2]	117	106
Total	$161	$146

[1]	Includes defined contribution portion of the TD Pension Plan (Canada) and TD Bank, N.A. defined contribution 401(k) plan.
[2]	Includes Canada Pension Plan, Quebec Pension Plan, and U.S. Federal Insurance Contributions Act.

CASH FLOWS

The following table summarizes the Bank's contributions to its principal pension and non-pension post-retirement defined benefit plans and the Bank's significant other defined benefit pension and retirement plans during the three months ended January 31.

Defined Benefit Plan Contributions
(millions of Canadian dollars)	For the three months ended
	January 31 2020	January 31 2019
Principal pension plans	$80	$83
Principal non-pension post-retirement benefit plan	3	4
Other pension and retirement plans[1]	14	9
Total	$97	$96

[1]

Includes Canada Trust defined benefit pension plan, TD Banknorth defined benefit pension plan, TD Auto Finance retirement plans, and supplemental employee retirement plans. Other employee benefit plans operated by the Bank and certain of its subsidiaries are not considered material for disclosure purposes.

As at January 31, 2020, the Bank expects to contribute an additional $262 million to its principal pension plans, $15 million to its principal non-pension post-retirement benefit plan, and $29 million to its other pension and retirement plans by the end of the fiscal year. However, future contribution amounts may change upon the Bank's review of current contribution levels during fiscal 2020.